INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS
INVESTMENTS

6.    INVESTMENTS

Long-term Investments

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
Carrying amount of equity investments without readily determinable fair value	3,350	3,053
Carrying amount of equity method investments	823	504
Carrying amount of long-term investments	4,173	3,557

Equity investments without readily determinable fair value

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Group’s equity investments measured using the measurement alternative was US$8,881, net of US$5,531 and US$8,678, net of US$5,625 in accumulated impairment as of December 31, 2023 and 2024, respectively. The Group recognized an impairment of US$2,250, US$1,408 and US$132 included in the net loss for the years ended December 31, 2022, 2023 and 2024, respectively. Impairment charges for the year ended December 31, 2022 consisted of impairment on equity investment in PTE (Hong Kong) LTD of US$1,000 and impairment on equity investment in Cheerful Interactive Limited of US$1,250. Impairment charges for the year ended December 31, 2023 consisted of impairment on equity investment in Beijing Weisaishidai Sports Technology Co., Ltd of US$1,408. Impairment charges for the year ended December 31, 2024 consisted of impairment on equity investment in Beijing Dark Horse Venture Capital Center. L.P of US$132.

Equity method investments

Investments were classified as equity method investments as the Group has significant influence over the entities. The net operating income (loss) from equity method investments from continuing operations recognized for the years ended December 31, 2022, 2023 and 2024 were US$164, US$(295), and US$(20), respectively.